N-2	Oct. 15, 2024
Cover [Abstract]
Entity Central Index Key	0001770236
Amendment Flag	false
Securities Act File Number	001-40511
Document Type	8-K
Entity Registrant Name	MOVING iMAGE TECHNOLOGIES, INC.
Entity Address, Address Line One	17760 Newhope Street
Entity Address, City or Town	Fountain Valley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92708
City Area Code	714
Local Phone Number	751-7998
Entity Emerging Growth Company	true
Entity Ex Transition Period	false